Subsequent Event (Details) - USD ($)				9 Months Ended
	Nov. 07, 2023	Nov. 02, 2023	May 04, 2023	Sep. 30, 2023
Subsequent Events
Holders of number of shares who exercised their right to redeem shares				30,460,066
Redemption price per share			$ 10.42
Aggregate redemption amount			$ 317,000,000
Class A common stock
Subsequent Events
Holders of number of shares who exercised their right to redeem shares			30,460,066
Subsequent Event
Subsequent Events
Redemption price per share	$ 10.70
Aggregate redemption amount	$ 1,100,000
Trust Account	$ 42,200,000
Common stock subject to possible redemption shares outstanding	3,941,361
Subsequent Event | Class A common stock
Subsequent Events
Holders of number of shares who exercised their right to redeem shares	98,573
Subsequent Event | Class A common stock | Private Placement | PIPE Subscription Agreement
Subsequent Events
Aggregate number of shares agreed to allocate by Sponsor		782,001
Purchase price per share		$ 6.67
Aggregate purchase price		$ 29,900,000